LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 9: LEASES

A.	Operating leases

The Company has entered into various non-cancellable operating leases for its offices expiring between fiscal 2026 and 2035. Certain lease agreements contain an option for the Company to extend the lease term or an option to terminate a lease early. The Company considers these options, which may be elected at the Company’s sole discretion, in determining the lease term on a lease-by-lease basis. Additionally, the Company entered into certain cancellable monthly lease agreements for short-term periods of up to one year.

B.	The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2025:

Years Ending December 31,	Amount
2026	$28,516
2027	33,936
2028	34,051
2029	32,017
2030	31,697
Thereafter	29,273
Total undiscounted cash flows	$189,490
Less: Imputed interest	$(20,723)
Present value of lease liabilities	$168,767

Refer to Note 10 for additional leases excluded from the table above.

Supplemental balance sheet information related to leases is as follows:

	Year ended December 31
	2025	2024
Weighted-average remaining lease term	5.8 years	5.2 years
Weighted-average discount rate	4.0%	4.2%